Accounts Receivable - Schedule of Accounts Receivable (Details) (IMAC Regeneration Center of St Louis, LLC) - USD ($)	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gross accounts receivable	$ 1,314,201		$ 295,704
Less: allowance for doubtful accounts and contractual adjustments	788,060		156,723
Accounts receivable, net	$ 526,141		138,981
IMAC Regeneration Center of St. Louis, LLC [Member]
Gross accounts receivable		$ 698,884	545,482	741,152
Less: allowance for doubtful accounts and contractual adjustments		477,382	362,418	527,700
Accounts receivable, net		$ 221,502	$ 183,064	$ 213,452